Financial instruments - Derivative Financial Instruments Designated as Cash Flow Hedge, Effect on Statement of Operations (Detail) - CAD CAD in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Fair Value Disclosures [Abstract]
Effective portion of cash flow hedge, gain (loss)	CAD 8,714	CAD 34,355
Amortization of cash flow hedge	(30)	(47)
Gain reclassified from AOCI	(6,775)	(7,554)
Change in fair value of cash flow hedges, net of tax expense of $756 and $18,109, respectively (note 25(b)(ii))	CAD 1,909	CAD 26,754